Divestitures	12 Months Ended
Dec. 31, 2012
Divestitures

Note 12: Divestitures

On May 30, 2012, we sold certain mature oil and natural gas properties located in our Velma Area in southern Oklahoma for a cash price of $37,000 subject to post-closing adjustments. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

On November 28, 2011, we sold certain non-strategic oil and natural gas properties located in our Rocky Mountains area to Charger Resources, LLC for a cash price of approximately $33,100. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

On November 7, 2011, we sold substantially all the remaining assets of Green Country Supply Inc., a wholly owned subsidiary, for a cash price of $4,433. We recorded a gain on the sale of $2,630, which is included in “Other income” on the consolidated statement of operations.